PHOENIX-ABERDEEN SERIES FUND
   Supplement dated September 10, 2001 to Statement of Additional Information dated November 30, 2000, as supplemented June 27, 2001

                  PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
   Supplement dated September 10, 2001 to Statement of Additional Information dated October 31, 2000, as supplemented June 27, 2001

                PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS
   Supplement dated September 10, 2001 to Statement of Additional Information
                dated May 1, 2001, as supplemented June 27, 2001

                           PHOENIX EQUITY SERIES FUND
   Supplement dated September 10, 2001 to Statement of Additional Information dated December 15, 2000, as supplemented June 27, 2001

                           PHOENIX INVESTMENT TRUST 97
   Supplement dated September 10, 2001 to Statement of Additional Information dated December 15, 2000, as supplemented June 27, 2001

                          PHOENIX MULTI-PORTFOLIO FUND
   Supplement dated September 10, 2001 to Statement of Additional Information dated March 30, 2001, as supplemented April 20, 2001 and June 27, 2001

                           PHOENIX MULTI-SERIES TRUST
   Supplement dated September 10, 2001 to Statement of Additional Information dated February 28, 2001, as supplemented June 27, 2001

                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
   Supplement dated September 10, 2001 to Statement of Additional Information
                dated May 1, 2001, as supplemented June 27, 2001

                              PHOENIX-SENECA FUNDS
   Supplement dated September 10, 2001 to Statement of Additional Information dated January 29, 2001, as supplemented June 27, 2001

                               PHOENIX SERIES FUND
   Supplement dated September 10, 2001 to Statement of Additional Information dated February 28, 2001, as supplemented June 27, 2001

                      PHOENIX STRATEGIC EQUITY SERIES FUND
   Supplement dated September 10, 2001 to Statement of Additional Information
               dated June 29, 2001, as supplemented June 27, 2001

   Under the heading "Management of the Fund," the information concerning Francis E. Jeffries and James M. Oates found in the Trustees and Officers table is hereby amended by deleting the asterisk appearing next to each of their names. Mr. Jeffries and Mr. Oates are not an "interested persons" of the fund, as would be indicated by the inclusion of the asterisk.


PXP xxxx (09/01)